GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE PROSPECTUS
DATED MAY 1, 2009

The date of this Supplement is May 15, 2009

     Evan Bauman serves as co-portfolio manager of the Genworth Legg Mason Partners Aggressive Growth Fund, along with Richard Freeman. The second paragraph under the caption “FUND MANAGEMENT—THE SUBADVISORS—ClearBridge Advisors, LLC,” on page 22 of the Prospectus, is deleted in its entirety and replaced with the following:

     Richard Freeman and Evan Bauman are responsible for the day-to-day management of the Fund’s portfolio. Mr. Freeman, a Senior Portfolio Manager and Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1983. Mr. Freeman has served as a portfolio manager to the Fund since its inception. Mr. Bauman, a Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1996. Mr. Bauman has served as a portfolio manager to the Fund since May 2009.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009

The date of this Supplement is May 15, 2009

     Evan Bauman serves as co-portfolio manager of the Genworth Legg Mason Partners Aggressive Growth Fund, along with Richard Freeman. The paragraph and corresponding table under the caption “PORTFOLIO MANAGERS—DESCRIPTION OF COMPENSATION STRUCTURE—CLEARBRIDGE—Other Accounts Managed,” on pages B-7 and B-8 of Appendix B to the Statement of Additional Information, are deleted in their entirety and replaced with the following:

Richard Freeman and Evan Bauman are primarily responsible for managing the Genworth Legg Mason Partners Aggressive Growth Fund’s portfolio. In addition to the Genworth Legg Mason Partners Aggressive Growth Fund, Messrs. Freeman and Bauman also managed the following accounts as of December 31, 2008:

	Total Accounts		Accounts with Performance Fees
Portfolio Manager
Other Accounts	Number	Assets	Number	Assets
Richard Freeman
Registered Investment Companies	5	$ 6.5 billion	0	$ 0
Other Pooled Investment Vehicles	3	$ 147 million	0	$ 0
Other Accounts	40,513	$ 6.2 billion	0	$ 0

Evan Bauman
Registered Investment Companies	4	$ 1.6 billion	0	$ 0
Other Pooled Investment Vehicles	3	$ 147 million	0	$ 0
Other Accounts	40,723	$ 6.6 billion	0	$ 0

Please retain this Supplement with your SAI for future reference.